Total revenues	12 Months Ended
Dec. 31, 2022
Total revenues
Total revenues

6. Total revenues

PRODUCT NET SALES

We reported net sales of Jyseleca for the year ended December 31, 2022 amounting to €87.6 million, compared to €14.8 million for the year ended December 31, 2021. Our counterparties for the sales of Jyseleca during 2022 were mainly hospitals and wholesalers located across Europe. Net sales exclusively consisted of sales of Jyseleca. Cost of sales related to Jyseleca net sales for the year ended December 31, 2022 amounted to €12.1 million, compared to €1.6 million for the year ended December 31, 2021.

COLLABORATION REVENUES

The following table summarizes details of collaboration revenues for the years ended December 31, 2022, 2021 and 2020 by collaboration and by category of revenue: upfront payments and license fees, milestone payments, reimbursement income, and royalties.

	Over time	Point in time	2022	2021	2020
			(Euro, in	(Euro, in	(Euro, in
			thousands)	thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€370,078	€433,884	€411,417
Gilead collaboration agreement for filgotinib	Ö		139,655	203,301	181,816
Gilead collaboration agreement for drug discovery platform	Ö		230,423	230,582	229,601

Milestone payments			36,777	32,408	46,261
Gilead collaboration agreement for filgotinib	Ö		34,777	32,408	46,261
Sobi distribution agreement for Jyseleca		Ö	2,000	-	-

Reimbursement income			56	-	4,073
Novartis collaboration agreement for MOR106	Ö		56	-	4,125
AbbVie collaboration agreement for CF	Ö		-	-	(52)

Royalties			10,770	3,801	16,300
Gilead royalties on Jyseleca		Ö	10,726	3,757	16,227
Other royalties		Ö	44	43	72
Total collaboration revenues			€417,681	€470,093	€478,051

The below table summarizes the transaction price of our collaboration with Gilead.

	December 31, 2020	Other movements in 2021	Filgotinib amendment (September 6, 2021)	December 31, 2021	Other movements in 2022	December 31, 2022

Allocation of transaction price
Upfront consideration	€4,005,373		€12,643	€4,018,016		€4,018,016
Milestones achieved	194,363			194,363	€18,238	212,601
Royalties	16,227	€3,757		19,984	10,726	30,710
Impact initial valuation of share subscription	124,604			124,604		124,604
	4,340,567	3,757	12,643	4,356,967	28,964	4,385,931
Less :
Warrants issuance liabilities
Warrant A	(43,311)			(43,311)		(43,311)
Initial warrant B	(2,545)			(2,545)		(2,545)
Subsequent warrant B	(7,859)	5,417		(2,442)	1,714	(728)
	4,286,852	9,174	12,643	4,308,669	30,678	4,339,347
Allocation to performance obligations
Ziritaxestat	666,967			666,967		666,967
Filgotinib (1)	1,326,814	3,757	€12,643	1,343,214	28,964	1,372,178
Drug discovery platform (10 years)	€2,293,072	€5,417		€2,298,489	€1,714	€2,300,203

(1) With regard to the additional consideration received as a result of the Option, License and Collaboration agreement (July 14, 2019) allocated to the filgotinib performance obligation, we assumed the existence of a significant financing component estimated to €44.5 million as of December 31, 2019 reflecting the time value of money on the estimated recognition period. This financing component was reassessed to €55.3 million as of December 31, 2020, to €57.3 million on December 31, 2021 and to €58.7 million on December 31, 2022.

In 2022, we received $20.0 million (€18.2 million) of milestone payment for the regulatory approval of filgotinib in UC in Japan and we recognized €10.7 million of royalties from Gilead.

A summary of our main contracts with customers and distribution/commercialization partners is given below:

Collaboration with Gilead

We refer to note 2 of this financial report for a general description of our collaboration with Gilead.

We retain the following three performance obligations, of which the first one was satisfied completely in 2019; (i) the transfer of an extended license on GLPG1690, (ii) the granting of exclusive access to our drug discovery platform (i.e. the IP, technology, expertise and capabilities) during the collaboration period and exclusive option rights on our current and future clinical programs after Phase 2 (or, in certain circumstances, the first Phase 3 study) outside Europe and (iii) an increased cost share from 20/80 to 50/50 to 100/0 (for Group A activities only) on the global development activities of filgotinib, until we complete the remaining development activities (Group A and Group B activities).

We concluded as follows:

Determination of the total transaction price

●We assessed that the contract modifications of December 15, 2020 and of September 6, 2021 only change the scope of the filgotinib performance obligation and the changes in both fixed and variable consideration are reflective of the updated stand-alone selling price for the remaining activities of this performance obligation. As a result of these modifications, there were increases in the transaction prices of €160.0 million and $15 million, respectively, which have been allocated in their entirety to the filgotinib performance obligation.

Financing component

●Management has considered it is appropriate to adjust the part of the transaction price that was allocated to the filgotinib performance obligation, for the time value of money. The additional consideration as a result of the contract modification of December 15, 2020 has also been adjusted for the time value of money.

Filgotinib amendment

●There is one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This is because we considered that the license is not distinct in the context of the contract.
●The transaction price is currently composed of a fixed part, being non-refundable upfront and license fees and a variable part, being milestone payments, sales based milestones and sales based royalties, and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement to the extent that it is highly probable that a significant reversal of revenue will not occur. Milestone payments received from Gilead are recognized in revenue over time till the end of the development plan. Sales based milestones and sales based royalties are also part of the arrangement and are recognized as revenues at a point in time at the moment they occur. During 2020, 2021 and 2022 we reported respectively €16.2 million, €3.8 million and €10.7 million of revenues from royalties from Gilead.
●Revenues, excluding sales based milestones and sales based royalties, are recognized over time through satisfaction of the performance obligation. The "cost-to-cost" input model is applied to measure the progress of the satisfaction of this performance obligation. The estimated costs to complete the performance obligation have been reassessed as a result of the contract modifications from 2020 and 2021.

Access rights to the drug discovery platform, option rights and R&D activities

●The revenue allocated to the drug discovery platform will be recognized over time as Gilead receives exclusive access to our drug discovery platform and option rights on our current and future pipeline as well as R&D activities during the collaboration term. Management concluded that an equal spread over the collaboration period is the most reliable and appropriate recognition method.
●At inception of the collaboration (July 2019) we assessed the appropriate period over which to recognize the drug discovery platform revenue to be 10 years. This is because we granted exclusive rights over a 10-year period. However, if at the end of the 10-year period, some programs in existence as of this time would have reached the clinic (i.e. IND filed with regulatory authorities), the rights for those specific programs may be extended, for a maximum of three years. This critical estimate is reassessed at each year-end based on the evolution of our pipeline and is still valid per December 31, 2022.

Collaboration with Sobi

In October 2021, we signed an agreement with Sobi regarding the distribution of Jyseleca. Sobi will distribute the medicine in Central and Eastern Europe, Greece, Portugal, and the Baltic countries.